Note 20 - Subsequent Events (Details Textual) - Subsequent Event [Member]						1 Months Ended
	Mar. 02, 2022 USD ($)	Feb. 22, 2022 USD ($)	Feb. 14, 2022 USD ($)	Jan. 17, 2022 USD ($) $ / shares shares	Jan. 05, 2022 USD ($)	Mar. 15, 2022 USD ($)	Jan. 06, 2022 USD ($)
Due to Related Parties, Total				$ 24,370,000
Time Charter Employment Agreement, Period (Month)		15 years		5 years
Time Charter Employment Agreement, Daily Employment Rate Per Vessel		$ 24,500	$ 24,000	$ 32,450
Sale Leaseback Transaction with AVIS for Vessel, Eco Oceano Ca [Member]
Sales-type Lease, Lease Receivable	$ 48,200,000
Sale Leaseback Transaction, Leasing Term (Year)	10 years
Sale Leaseback Transaction, Number of Quarterly Installments	40
Sale Leaseback Transaction, Quarterly Installments	$ 678,000
Sale Leaseback Transaction, Balloon Payment to be Paid	$ 21,087,000
Sale Leaseback Transaction with AVIS for Vessel, Eco Oceano Ca [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	3.50%
M/T Eco Los Angeles and M/T Eco City of Angels [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total						$ 18,640,000
Minimum [Member]
Time Charter Employment Agreement, Period (Month)			20 months
Maximum [Member]
Time Charter Employment Agreement, Period (Month)			26 months
Series F Preferred Stock [Member]
Preferred Stock, Number of Common Shares Voting Rights (in shares) | shares				10
Preferred Stock, Liquidation Preference Per Share (in dollars per share) | $ / shares				$ 10
Preferred Stock Redemption Premium, Percent of Liquidation Amount				20.00%
Preferred Stock, Dividend Rate, Percentage				13.50%
Series F Preferred Stock [Member] | One Time Cash Dividend [Member]
Preferred Stock, Dividend Rate, Percentage				4.00%
Series F Preferred Stock [Member] | Scenario, Adjustment [Member]
Preferred Stock Redemption Premium, Percent of Liquidation Amount				40.00%
Preferred Stock, Voting Rights Percent				50.00%
Africanus [Member]
Stock Purchase Agreement, Value of Consideration to be Received, Amount				$ 47,630,000
Stock Purchase Agreement, Settlement of Obligation				$ 27,978,000
Africanus [Member] | Series F Preferred Stock [Member]
Stock Purchase Agreement, Maximum Share Authorized to be Issued (in shares) | shares				7,560,759
Stock Issued During Period, Shares, New Issues (in shares) | shares				7,200,000
Central Mare [Member]
Line of Credit Facility, Maximum Borrowing Capacity					$ 20,000,000
Long-term Line of Credit, Total							$ 9,000,000
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage					1.00%
Central Mare [Member] | Line of Credit [Member]
Debt Instrument, Arrangement Fee, Percent					2.00%
Debt Instrument, Interest Rate, Stated Percentage					12.00%